Accounts Receivable, Net (Details) - Schedule of Accounts Receivable, Net of Allowance for Doubtful Accounts - CNY (¥)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Accounts Receivable, Net of Allowance for Doubtful Accounts [Abstract]
Accounts receivable	¥ 32,520,398	¥ 7,973,229
Less: allowance for doubtful accounts	(4,958,889)	(2,356,034)
Accounts receivable, net	¥ 27,561,509	¥ 5,617,195